COMBINED STATEMENTS OF CHANGES IN PARENT COMPANY NET INVESTMENT - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 11,439
Net transfer from Parent	275	$ 376	$ (922)
Ending balance	11,082	11,439
The Flash Business of Western Digital Corporation [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	11,439	12,977	12,981
Net Income (Loss)	(672)	(2,143)	1,064
Foreign currency translation adjustment	(43)	(35)	(107)
Net unrealized gain (loss) on derivative contracts	(66)	99	(210)
Stock-based compensation	149	165	171
Net transfer from Parent	275	376	(922)
Ending balance	11,082	11,439	12,977
Parent Company Net Investment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	11,782
Ending balance	11,534	11,782
Parent Company Net Investment | The Flash Business of Western Digital Corporation [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	11,782	13,384	13,071
Net Income (Loss)	(672)	(2,143)	1,064
Foreign currency translation adjustment	0	0	0
Net unrealized gain (loss) on derivative contracts	0	0	0
Stock-based compensation	149	165	171
Net transfer from Parent	275	376	(922)
Ending balance	11,534	11,782	13,384
Total Accumulated Comprehensive Loss
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(343)
Ending balance	(452)	(343)
Total Accumulated Comprehensive Loss | The Flash Business of Western Digital Corporation [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(343)	(407)	(90)
Net Income (Loss)	0	0	0
Foreign currency translation adjustment	(43)	(35)	(107)
Net unrealized gain (loss) on derivative contracts	(66)	99	(210)
Stock-based compensation	0	0	0
Net transfer from Parent	0	0	0
Ending balance	$ (452)	$ (343)	$ (407)